General information about the business (Details) - brand	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 05, 2021	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Sep. 06, 2021
Disclosure of classes of share capital [line items]
Number of brands			2
Yocuda
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired						45.90%
Proportion of ownership interest in subsidiary	10.40%	56.30%
Global Blue Russia AO
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary			51.00%	51.00%
Revenue, in percentage of total group revenue					1.00%
Global Blue Russia AO | Joint venture partner
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture			49.00%